Capital management	12 Months Ended
Dec. 31, 2024
Disclosure of Capital Management [Abstract]
Capital management
46 Capital management
Capital management strategy
Group Treasury (GT) is responsible for maintaining the adequate capitalisation of ING Group and ING Bank entities to manage the risk associated with ING’s business activities. This involves not only managing, planning and allocating capital within ING Group, ING Bank and its various entities, but also executing necessary capital market transactions, term (capital) funding and risk management transactions. ING takes an integrated approach to assess the adequacy of its capital position in relation to its risk profile and operating environment. This means GT takes into account both regulatory and internal, economic-based metrics and requirements as well as the interests of key stakeholders, such as customers, shareholders and rating agencies.
ING applies the following main capital definitions:
•Common equity Tier 1 capital (CET1) is defined as shareholders’ equity less regulatory adjustments. CET1 capital divided by risk-weighted assets equals the CET1 ratio.
•Tier 1 capital is defined as CET1 capital plus Additional Tier 1 (hybrid) securities and other regulatory adjustments. Tier 1 capital divided by risk-weighted assets equals the Tier 1 capital ratio.
•Total capital is Tier 1 capital plus subordinated Tier 2 liabilities and regulatory adjustments. Total capital divided by risk-weighted assets equals the Total capital ratio.
•ING’s fully loaded CET1 ratio target is built on the CET1 requirements specified for ING, potential increase in the regulatory requirement of the countercyclical buffer, the potential impact of a standardised and pre-determined stress scenario and available mitigating actions, and general uncertainties.
•Leverage ratio (LR) is defined as Tier 1 capital divided by the leverage exposure.
•Minimum Required Eligible Liabilities (MREL)/ Total Loss Absorbing Capacity (TLAC) is Total capital plus senior unsecured bonds and amortisations. MREL/TLAC ratios are based on both risk-weighted assets and leverage exposure.
Dividend and distribution policy
ING’s distribution policy is a pay-out ratio of 50% of resilient net profit. Resilient net profit is defined as net profit adjusted for significant items not linked to the normal course of business. The 50% pay-out may be in the form of cash, or a combination of cash and share repurchases, with the majority in cash. Additional distributions to be considered periodically, taking into account alternative opportunities, macro-economic circumstances and the outcome of our capital planning. Prerequisite for a distribution is a CET1 ratio of at least prevailing Maximum Distributable Amount (MDA) level after distribution.
For further information on dividend and other distributions, reference is made to Note ‘Dividend per share’ and Note ‘Equity’.
Capital position as per 31 December 2024

ING Group capital position according to CRR II / CRD V
in EUR million	2024	2023
Shareholders’ equity [1]	50,314	51,240
- Interim profits not included in CET1 capital	-2,152	-2,504
- Other adjustments	-2,902	-1,880
Regulatory adjustments	-5,054	-4,384
Available common equity Tier 1 capital	45,260	46,856

Additional Tier 1 securities	7,965	6,983
Regulatory adjustments additional Tier 1	66	59
Available Tier 1 capital	53,291	53,898

Supplementary capital Tier 2 bonds [2]	9,852	9,115
Regulatory adjustments Tier 2	50	40
Available Total capital	63,194	63,052

Risk weighted assets	333,708	319,169

Common equity Tier 1 ratio	13.6%	14.7%
Tier 1 ratio	16.0%	16.9%
Total capital ratio	18.9%	19.8%
[1]Shareholders’ equity is determined in accordance with IFRS-EU.
[2]All T2 securities are CRR/CRD V-compliant for 2024.

In accordance with the applicable regulation, credit and operational risk models used in the capital ratios calculations are not audited.
Regulatory requirements
Capital adequacy and the determination of required regulatory capital are based on the guidelines developed by the Basel Committee on Banking Supervision (the Basel Committee) and the European Union Directives, as implemented by the Dutch Central Bank and the ECB for supervisory purposes. In 2010, the Basel Committee issued new solvency and liquidity requirements that superseded Basel II, implemented in the European Union (EU) via Capital Requirements Regulation (CRR) / Capital Requirements Directive (CRD). In
accordance with the CRR the minimum Pillar 1 capital requirements applicable to ING Group are: a CET1 ratio of 4.5%, a Tier 1 ratio of 6.0% and a Total capital ratio of 8.0% of risk-weighted assets.
The overall SREP CET1 requirement (including buffer requirements) for ING Group at a consolidated level decreased during 2024, mainly due to a reduction of the O-SII (other systemically important institutions) buffer requirement and was 10.76% at the end of December 2024. This requirement is the sum of a 4.5% Pillar I requirement, a 0.93% Pillar II requirement, a 2.5% capital conservation buffer (CCB), a 0.83% countercyclical buffer (CCyB) and a 2.0% O-SII (Other Systemically Important Institutions) buffer that is set separately for Dutch systemic banks by the Dutch Central Bank (De Nederlandsche Bank). This requirement excludes the Pillar II guidance, which is not disclosed. ING met the externally imposed regulatory capital requirements in 2024.
ING’s fully loaded CET1 requirement stood at 10.88% in 4Q2024 (4Q2023: 10.76%), which is higher than the prevailing CET1 ratio requirement as a result of countercyclical buffers that will become effective over the coming quarters.
The MDA trigger level stood at 10.76% in 4Q2024 for CET1, 12.57% for Tier 1 Capital and 14.98% for Total capital. These MDA levels are in line with the application of Art.104a in CRD V, which allows ING to partly fulfil the total Pillar II requirement (1.65%) with Additional Tier 1 and Tier 2 capital. An MDA requirement on the leverage ratio of 3.5% applies to ING Group. In the event that ING Group breaches an MDA level, ING may face restrictions on dividend payments, coupons on AT1 securities and payment of variable remuneration.